Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated deficit	Class A and Class B Common Stock	Cumulative Effect, Period of Adoption, Adjustment	Total
Beginning balance at Dec. 31, 2017		$ 377,809	$ (18,540)	$ (379)	$ (309,576)	$ 2,474	$ (379)	$ 52,167
Balance at the beginning (in shares) at Dec. 31, 2017						247,465,176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					142,112			142,112
Other comprehensive income (loss)			(10,874)					(10,874)
Dividends declared					(20,005)			(20,005)
Profit sharing plan shares, net					(3,382)	$ (5)		(3,387)
Profit sharing plan shares, net (in shares)						(465,979)
Shares issued in connection with deferred compensation plan					(6,884)	$ 23		(6,861)
Deferred compensation arrangement with individual, shares issued (in shares)						2,332,585
Deferred compensation plan voluntary contributions and vesting of awards		4,504						4,504
Payment of shareholder Put and Call rights					(8,560)	$ (11)		(8,571)
Payment of shareholder Put and Call rights (in shares)						(1,131,928)
Value of shares issued for cash		13			(9,673)	$ (13)		(9,673)
Common Stock Purchase Agreement, net (in shares)						(1,281,633)
Stock option exercises, net		2,151			(1,569)	$ 28		610
Stock option exercises, net (in shares)						2,812,998
Stock-based compensation expense		7,882						7,882
Shares related to restricted stock, net		494			(637)	$ 6		(137)
Shares related to restricted stock, net (in shares)						546,783
Other		43						43
Other (in shares)						5,511
Ending balance at Dec. 31, 2018	$ 2,502	392,896	(29,414)	107,822	(218,553)	$ 2,502	107,822	147,431
Balance at the end (in shares) at Dec. 31, 2018						250,283,513
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					66,845			66,845
Other comprehensive income (loss)			5,778					5,778
Dividends declared					(19,023)			(19,023)
Shares issued in connection with deferred compensation plan	$ 22				(4,994)			(4,972)
Deferred compensation arrangement with individual, shares issued (in shares)	2,233,807
Deferred compensation plan voluntary contributions and vesting of awards		2,664						2,664
Payment of shareholder Put and Call rights	$ (6)				(4,946)			(4,952)
Payment of shareholder Put and Call rights (in shares)	(632,859)
Stock option exercises, net	$ 30	3,009			(2,255)			784
Stock option exercises, net (in shares)	2,979,031
Stock-based compensation expense		6,046						6,046
Shares related to restricted stock, net	$ 4	(4)			(344)			(344)
Shares related to restricted stock, net (in shares)	402,250
Other		40			(17)			23
Other (in shares)	5,290
Ending balance at Sep. 30, 2019	$ 2,550	405,117	(23,636)		(77,448)			306,583
Beginning balance at Dec. 31, 2018	2,502	392,896	(29,414)	107,822	(218,553)	$ 2,502	107,822	147,431
Balance at the beginning (in shares) at Dec. 31, 2018						250,283,513
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					103,096			103,096
Other comprehensive income (loss)			5,487					5,487
Dividends declared					(25,390)			(25,390)
Profit sharing plan shares, net					(2,414)	$ (3)		(2,417)
Profit sharing plan shares, net (in shares)						(318,203)
Shares issued in connection with deferred compensation plan					(5,632)	$ 23		(5,609)
Deferred compensation arrangement with individual, shares issued (in shares)						2,322,983
Deferred compensation plan voluntary contributions and vesting of awards		3,586						3,586
Payment of shareholder Put and Call rights					(8,827)	$ (11)		(8,838)
Payment of shareholder Put and Call rights (in shares)						(1,126,747)
Value of shares issued for cash		466			(48)			418
Common Stock Purchase Agreement, net (in shares)						(64,509)
Stock option exercises, net		3,579			(2,309)	$ 33		1,303
Stock option exercises, net (in shares)						3,214,542
Stock-based compensation expense		8,091						8,091
Shares related to restricted stock, net		(4)			(399)	$ 4		(399)
Shares related to restricted stock, net (in shares)						395,336
Other		53			(15)			38
Other (in shares)						7,016
Ending balance at Dec. 31, 2019	2,548	408,667	(23,927)	$ 107,822	(52,669)	$ 2,548	$ 107,822	334,619
Balance at the end (in shares) at Dec. 31, 2019						254,842,949
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					74,589			74,589
Other comprehensive income (loss)			(5,284)					(5,284)
Dividends declared					(415,748)			(415,748)
Shares issued in connection with deferred compensation plan	$ 30				(1,907)			(1,877)
Deferred compensation arrangement with individual, shares issued (in shares)	2,984,531
Deferred compensation plan voluntary contributions and vesting of awards		2,602						2,602
Payment of shareholder Put and Call rights	$ (1)				(1,453)			(1,454)
Payment of shareholder Put and Call rights (in shares)	(128,176)
Stock option exercises, net	$ 35	7,741			(3,618)			4,158
Stock option exercises, net (in shares)	3,506,103
Stock-based compensation expense		22,510						22,510
Shares related to restricted stock, net	$ 15	(16)			(133)			(134)
Shares related to restricted stock, net (in shares)	1,553,883
Ending balance at Sep. 30, 2020	$ 2,622	$ 441,723	$ (29,211)		$ (407,961)			$ 7,173